STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2015
STOCKHOLDERS' EQUITY

NOTE 19 — STOCKHOLDERS’ EQUITY

Shares Outstanding

Shares of common stock outstanding were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Balance, beginning of year	8,239	8,328	8,381
Issued	83	86	105
Repurchased	(295)	(175)	(158)

Balance, end of year	8,027	8,239	8,328

Share Repurchases

On September 16, 2013, our Board of Directors approved a share repurchase program authorizing up to $40.0 billion in share repurchases. The share repurchase program became effective on October 1, 2013, has no expiration date, and may be suspended or discontinued at any time without notice. This share repurchase program replaced the share repurchase program that was announced on September 22, 2008 and expired on September 30, 2013. As of June 30, 2015, $21.9 billion remained of our $40.0 billion share repurchase program. All repurchases were made using cash resources.

We repurchased the following shares of common stock under the above-described repurchase plans:

(In millions)	Shares	Amount	Shares	Amount	Shares	Amount

Year Ended June 30,	2015		2014(a)		2013

First quarter	43	$2,000	47	$1,500	33	$1,000
Second quarter	43	2,000	53	2,000	58	1,607
Third quarter	116	5,000	47	1,791	36	1,000
Fourth quarter	93	4,209	28	1,118	31	1,000

Total	295	$13,209	175	$6,409	158	$4,607

(a)

Of the 175 million shares repurchased in fiscal year 2014, 128 million shares were repurchased for $4.9 billion under the share repurchase program approved by our Board of Directors on September 16, 2013 and 47 million shares were repurchased for $1.5 billion under the share repurchase program that was announced on September 22, 2008 and expired on September 30, 2013.

The above table excludes shares repurchased to settle statutory employee tax withholding related to the vesting of stock awards.

Dividends

In fiscal year 2015, our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date

			(In millions)

September 16, 2014	$0.31	November 20, 2014	$2,547	December 11, 2014
December 3, 2014	$0.31	February 19, 2015	$2,532	March 12, 2015
March 10, 2015	$0.31	May 21, 2015	$2,496	June 11, 2015
June 9, 2015	$0.31	August 20, 2015	$2,488	September 10, 2015

The dividend declared on June 9, 2015 will be paid after the filing date of the 2015 Form 10-K and was included in other current liabilities as of June 30, 2015.

In fiscal year 2014, our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date

			(In millions)

September 16, 2013	$0.28	November 21, 2013	$2,332	December 12, 2013
November 19, 2013	$0.28	February 20, 2014	$2,322	March 13, 2014
March 11, 2014	$0.28	May 15, 2014	$2,309	June 12, 2014
June 10, 2014	$0.28	August 21, 2014	$2,307	September 11, 2014

The dividend declared on June 10, 2014 was included in other current liabilities as of June 30, 2014.